SHARE CAPITAL (Details Narrative) - CAD						1 Months Ended
	Jul. 12, 2017	Jul. 10, 2017	Aug. 15, 2016	Jul. 15, 2016	Jun. 08, 2016	Jan. 27, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Description for consolidation of common stock					The common shares of the Company were consolidated at the ratio of one new common share for every 50 old common shares
Common stock shares issued to round up fractional entitlements					12,306
Investor [Member]
Disclosure of classes of share capital [line items]
Accounts payable							CAD 25,998
Payment made to related parties						CAD 17,469
Director [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued for services to be rendered, shares				250,000
Director [Member] | Debt settlement agreement [Member]
Disclosure of classes of share capital [line items]
Debt conversion converted instrument shares issued				25,000,000
Debt conversion original amount				CAD 25,000
Unrelated third parties [Member] | Debt settlement agreement [Member]
Disclosure of classes of share capital [line items]
Debt conversion converted instrument shares issued			8,000,000
Debt conversion original amount			CAD 91,475
Unrelated parties [Member] | Debt settlement agreement [Member]
Disclosure of classes of share capital [line items]
Debt conversion converted instrument shares issued	2,000,000
Debt conversion original amount	CAD 32,924
Gain on extinguishment of debt	CAD 516
Unrelated Party [Member] | Consulting Agreement [Member] | Business strategy and compliance services [Member]
Disclosure of classes of share capital [line items]
Common stock shares issued for services to be rendered, shares		250,000
Common stock shares issued for services to be rendered, value		CAD 21,895